UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	9-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2012

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 53.8%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		29,413,406	39,993,055
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		25,971,975	34,179,535
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		27,719,864	38,337,875
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		20,154,864	26,155,652
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		29,604,850	47,057,827
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		16,262,452	23,307,394
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		36,394,647	60,580,019
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		2,278,138	3,789,897
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		25,004,928	36,620,492
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)		30,862,310	45,505,026
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		18,250,380	19,892,914
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14		9,847,414	10,509,042
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15		10,768,564	11,547,605
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15		30,975,374	32,565,278
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		6,242,605	6,870,280
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		5,771,550	6,473,157
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16		10,379,400	11,006,222
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		18,604,980	21,610,856
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		6,134,724	7,199,197
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		504,345	543,590
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		11,298,396	13,666,641
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		5,413,271	6,340,293
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18		5,312,200	6,232,703
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		5,068,678	6,224,179
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		5,579,600	6,858,550
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		10,170,816	12,177,966
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		58,093,756	69,508,250
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		40,114,451	47,523,108
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		43,628,609	49,961,564
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		35,732,072	39,014,956
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		5,977,560	6,538,423

TOTAL U.S. TREASURY SECURITIES (Cost $621,758,779)			747,791,546

SOVEREIGN GOVERNMENTS AND AGENCIES — 16.1%

AUSTRALIA — 2.2%
Government of Australia, Inflation Linked, 4.00%, 8/20/20	AUD	15,000,000	30,449,950

CANADA — 2.1%
Government of Canada, Inflation Linked, 4.25%, 12/1/26	CAD	17,295,500	28,585,867

FRANCE — 2.4%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	22,318,637	34,126,710

GERMANY — 2.2%
German Federal Republic, Inflation Linked, 1.75%, 4/15/20		19,715,784	30,087,637

JAPAN — 2.1%
Government of Japan, CPI Linked Bond, 1.10%, 12/10/16	JPY	2,079,000,000	28,644,112

MULTI-NATIONAL — 1.0%
International Bank for Reconstruction & Development, 7.625%, 1/19/23		$9,500,000	14,311,731

UNITED KINGDOM — 4.1%
Government of United Kingdom, Inflation Linked, 2.50%, 7/26/16	GBP	2,600,000	14,409,685
Government of United Kingdom, Inflation Linked, 1.25%, 11/22/17		23,062,685	42,893,431

			57,303,116

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $193,513,962)			223,509,123

CORPORATE BONDS — 11.3%

AEROSPACE AND DEFENSE — 0.6%
L-3 Communications Corp., 5.20%, 10/15/19		$500,000	563,905
Lockheed Martin Corp., 2.125%, 9/15/16		900,000	934,426
Lockheed Martin Corp., 4.25%, 11/15/19		2,000,000	2,267,416
Raytheon Co., 3.125%, 10/15/20		1,130,000	1,214,426
United Technologies Corp., 4.875%, 5/1/15		2,700,000	2,999,730
United Technologies Corp., 4.50%, 6/1/42		430,000	484,663

			8,464,566

AUTOMOBILES — 0.2%
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		2,700,000	2,933,947

BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		1,430,000	1,937,453
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		1,200,000	1,492,597
Coca-Cola Co. (The), 3.625%, 3/15/14		1,220,000	1,276,626
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15		1,150,000	1,249,368
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,140,000	1,208,564
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		1,570,000	1,644,167
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)		230,000	250,318

			9,059,093

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17		1,020,000	1,219,412
Gilead Sciences, Inc., 4.40%, 12/1/21		1,340,000	1,526,292

			2,745,704

CAPITAL MARKETS — 0.1%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16		2,000,000	2,097,178

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		1,180,000	1,231,773

COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 3.15%, 7/15/16		900,000	956,731
Northern Trust Co. (The), 6.50%, 8/15/18		750,000	935,362
PNC Funding Corp., 3.625%, 2/8/15		370,000	393,336

			2,285,429

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		750,000	835,212

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		835,000	1,111,346

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14		1,300,000	1,318,010
John Deere Capital Corp., MTN, 3.15%, 10/15/21		750,000	801,791

PNC Bank N.A., 6.00%, 12/7/17	500,000	598,383

		2,718,184

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., 5.75%, 12/1/17	510,000	587,582
Citigroup, Inc., 6.01%, 1/15/15	1,480,000	1,622,841
Citigroup, Inc., 4.59%, 12/15/15	2,000,000	2,171,680
General Electric Capital Corp., 3.75%, 11/14/14	1,790,000	1,898,472
General Electric Capital Corp., 4.375%, 9/16/20	370,000	408,812
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,430,000	1,742,106
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,000,000	1,154,251

		9,585,744

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 5.10%, 9/15/14	770,000	837,684
AT&T, Inc., 6.55%, 2/15/39	1,220,000	1,661,595
British Telecommunications plc, 5.95%, 1/15/18	1,000,000	1,199,185
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	1,470,000	1,847,905
Verizon Communications, Inc., 6.10%, 4/15/18	1,280,000	1,602,180

		7,148,549

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19	1,730,000	2,214,237
Safeway, Inc., 4.75%, 12/1/21	1,050,000	1,072,715
Wal-Mart Stores, Inc., 2.875%, 4/1/15	680,000	720,805
Wal-Mart Stores, Inc., 3.625%, 7/8/20	1,000,000	1,125,565
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,720,000	1,895,617
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,300,000	1,743,490

		8,772,429

FOOD PRODUCTS — 0.5%
General Mills, Inc., 3.15%, 12/15/21	1,915,000	1,997,211
HJ Heinz Co., 2.00%, 9/12/16	830,000	862,588
Kraft Foods Group, Inc., 5.375%, 2/10/20(2)	1,256,000	1,495,356
Kraft Foods, Inc., 6.125%, 2/1/18	900,000	1,100,363
Kraft Foods, Inc., 5.375%, 2/10/20	1,144,000	1,382,490

		6,838,008

GAS UTILITIES — 0.4%
Enterprise Products Operating LLC, 3.70%, 6/1/15	750,000	802,363
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,310,000	1,529,855
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,140,000	1,212,936
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,379,154
Williams Partners LP, 4.125%, 11/15/20	850,000	924,225

		5,848,533

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.3%
Medtronic, Inc., 3.00%, 3/15/15	2,030,000	2,148,158
St. Jude Medical, Inc., 2.50%, 1/15/16	500,000	522,277
Stryker Corp., 3.00%, 1/15/15	550,000	578,819
Stryker Corp., 2.00%, 9/30/16	1,190,000	1,242,069

		4,491,323

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14	870,000	948,164

Express Scripts, Inc., 3.125%, 5/15/16	850,000	907,362
Express Scripts, Inc., 7.25%, 6/15/19	1,000,000	1,290,658

		3,146,184

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	1,100,000	1,303,306

INSURANCE — 0.3%
Boeing Capital Corp., 2.125%, 8/15/16	1,190,000	1,251,215
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	670,000	777,394
MetLife, Inc., 6.75%, 6/1/16	1,055,000	1,264,006
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	500,000	503,272
Prudential Financial, Inc., VRN, 3.69%, 10/1/12	303,000	314,796

		4,110,683

IT SERVICES — 0.2%
International Business Machines Corp., 2.00%, 1/5/16	2,000,000	2,091,320
International Business Machines Corp., 1.95%, 7/22/16	1,310,000	1,369,727

		3,461,047

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	2,000,000	2,134,530

MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	420,000	432,103
Deere & Co., 5.375%, 10/16/29	750,000	964,891

		1,396,994

MEDIA — 1.1%
Comcast Corp., 5.90%, 3/15/16	1,150,000	1,337,551
Comcast Corp., 6.50%, 11/15/35	890,000	1,154,322
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	620,000	665,274
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	1,150,000	1,218,693
NBCUniversal Media LLC, 5.15%, 4/30/20	2,050,000	2,433,785
NBCUniversal Media LLC, 4.375%, 4/1/21	1,170,000	1,329,377
News America, Inc., 6.90%, 8/15/39	1,130,000	1,473,062
Time Warner Cable, Inc., 8.25%, 2/14/14	670,000	737,651
Time Warner Cable, Inc., 6.75%, 7/1/18	1,700,000	2,141,136
Time Warner, Inc., 4.875%, 3/15/20	1,150,000	1,330,443
Viacom, Inc., 4.50%, 3/1/21	1,350,000	1,536,187

		15,357,481

METALS AND MINING — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	920,000	1,002,953
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,500,000	1,593,975
Newmont Mining Corp., 6.25%, 10/1/39	1,060,000	1,258,137
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	750,000	800,670

		4,655,735

MULTI-UTILITIES — 0.6%
Dominion Resources, Inc., 6.40%, 6/15/18	1,770,000	2,211,104
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,333,040
Duke Energy Ohio, Inc., 2.10%, 6/15/13	730,000	738,891
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,064,650
Pacific Gas & Electric Co., 5.80%, 3/1/37	562,000	721,495
Sempra Energy, 2.00%, 3/15/14	1,000,000	1,016,376

Sempra Energy, 6.50%, 6/1/16	570,000	679,417

		7,764,973

OIL, GAS AND CONSUMABLE FUELS — 1.3%
Apache Corp., 4.75%, 4/15/43	1,280,000	1,470,757
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,395,216
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,281,278
ConocoPhillips, 4.75%, 2/1/14	816,000	862,270
EOG Resources, Inc., 2.50%, 2/1/16	2,700,000	2,847,495
Nexen, Inc., 6.20%, 7/30/19	735,000	891,831
Noble Energy, Inc., 4.15%, 12/15/21	1,400,000	1,515,366
Occidental Petroleum Corp., 2.50%, 2/1/16	2,000,000	2,112,640
Occidental Petroleum Corp., 1.75%, 2/15/17	600,000	621,997
Shell International Finance BV, 2.375%, 8/21/22	4,020,000	4,068,184
Talisman Energy, Inc., 7.75%, 6/1/19	600,000	763,851
Talisman Energy, Inc., 3.75%, 2/1/21	600,000	627,111

		18,457,996

PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.875%, 5/15/16	1,000,000	1,179,294
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,040,000	2,565,145
Sanofi, 1.20%, 9/30/14	1,350,000	1,369,290

		5,113,729

REAL ESTATE INVESTMENT TRUSTS (REITs)†
HCP, Inc., 5.375%, 2/1/21	500,000	571,502

ROAD AND RAIL — 0.1%
CSX Corp., 4.25%, 6/1/21	1,280,000	1,440,800

SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15	1,500,000	1,582,683
Intuit, Inc., 5.75%, 3/15/17	710,000	825,379
Oracle Corp., 5.75%, 4/15/18	1,600,000	1,988,414

		4,396,476

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21	2,400,000	2,844,009
Lowe's Cos., Inc., 2.125%, 4/15/16	1,070,000	1,112,368

		3,956,377

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,347,000	2,497,445
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	720,000	1,010,307

		3,507,752

TOTAL CORPORATE BONDS (Cost $143,899,556)		156,942,583

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 10.8%

FHLMC, 4.50%, 4/1/41	41,991,528	46,030,400
FNMA, 4.50%, 5/1/39	14,187,988	15,572,357
FNMA, 4.00%, 5/1/41	26,660,177	28,768,594
FNMA, 4.00%, 9/1/41	38,974,616	42,848,590
FNMA, 4.00%, 11/1/41	3,993,848	4,375,849
FNMA, 4.00%, 11/1/41	3,336,449	3,655,571

FNMA, 4.00%, 2/1/42	4,040,615	4,427,090
FNMA, 4.00%, 5/1/42	4,215,000	4,618,154
GNMA, 6.00%, 6/20/17	4,324	4,382
GNMA, 6.00%, 7/20/17	42,829	45,714

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $145,061,379)		150,346,701

U.S. GOVERNMENT AGENCY SECURITIES — 3.8%

FHLMC, 2.375%, 1/13/22	41,000,000	43,111,172
FNMA, 6.625%, 11/15/30	6,000,000	9,242,868

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,790,180)		52,354,040

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	3,495,000	3,645,455
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	2,100,000	2,359,906
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	1,600,000	1,753,624
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(2)	1,651,136	1,562,344
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	1,250,000	1,249,082
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	546,571	550,866
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	1,500,000	1,617,675
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	5,575,000	5,976,071
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,200,000	1,295,468
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	6,225,000	6,783,305
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	1,500,000	1,630,897
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	1,900,000	2,032,513
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	1,000,000	1,041,632
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	2,000,000	2,173,051
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	1,775,000	1,972,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	925,000	988,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,526,959)		36,632,827

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.5%

ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,400,147	1,449,754
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,498,252	1,554,410

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	829,687	851,413
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,809,210	1,880,581
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	778,897	809,810
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	997,894	1,035,182
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,579,574	1,644,009
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	1,923,460	2,103,807
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/12	930,038	979,625
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	1,604,475	1,643,215
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,902,854	2,020,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	1,268,154	1,309,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	2,160,716	2,274,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	995,886	1,032,131

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,453,734)		20,588,323

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	175,000	246,255
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	155,000	196,942
Texas GO, (Building Bonds), 5.52%, 4/1/39	345,000	456,652

TOTAL MUNICIPAL SECURITIES (Cost $674,766)		899,849

TEMPORARY CASH INVESTMENTS — 1.1%

BNP Paribas Finance, Inc., 0.10%, 10/1/12(4)	16,000,000	15,999,800
SSgA U.S. Government Money Market Fund	22,824	22,824

TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,022,824)		16,022,624

TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,226,702,139)		1,405,087,616

OTHER ASSETS AND LIABILITIES — (1.1)%		(15,695,811)

TOTAL NET ASSETS — 100.0%		$1,389,391,805

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
7,201,100	NOK for SEK	Deutsche Bank	10/25/12	1,255,916	48,407
5,711,500	NOK for SEK	HSBC Holdings plc	10/25/12	996,120	31,063
6,614,400	NOK for SEK	UBS AG	10/25/12	1,153,592	28,866
687,100	AUD for USD	UBS AG	10/25/12	711,344	(2,518)
227,289	AUD for USD	Westpac Group	10/25/12	235,309	(1,558)
421,900	CAD for USD	UBS AG	10/25/12	428,936	3,024
702,000	CHF for USD	Deutsche Bank	10/25/12	746,724	37,389

21,065,350	EUR for USD	UBS AG	10/25/12	27,076,117	(372,245)
8,124,580	GBP for USD	Barclays Bank plc	10/25/12	13,118,662	218,779
16,428,700	JPY for USD	UBS AG	10/25/12	210,556	3,443
4,708,206,495	KRW for USD	HSBC Holdings plc	10/25/12	4,225,336	154,254
17,411,400	NOK for USD	Deutsche Bank	10/25/12	3,036,654	191,236
844,800	NZD for USD	Westpac Group	10/25/12	699,123	36,343
6,189,600	SEK for USD	Deutsche Bank	10/25/12	941,640	56,854
1,923,700	SGD for USD	HSBC Holdings plc	10/25/12	1,567,505	43,299
30,846,300	TWD for USD	HSBC Holdings plc	10/25/12	1,051,718	23,268
				57,455,252	499,904
(Value on Settlement Date $56,955,348)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
8,169,576	SEK for NOK	Deutsche Bank	10/25/12	1,242,859	(35,350)
6,429,036	SEK for NOK	HSBC Holdings plc	10/25/12	978,066	(13,008)
7,478,571	SEK for NOK	UBS AG	10/25/12	1,137,734	(13,008)
558,400	AUD for USD	UBS AG	10/25/12	578,103	(9,826)
28,962,436	AUD for USD	Westpac Group	10/25/12	29,984,375	(520,020)
22,627,052	CAD for USD	Barclays Bank plc	10/25/12	23,004,429	(833,434)
570,100	CAD for USD	UBS AG	10/25/12	579,608	(2,384)
30,000,000	EUR for USD	Deutsche Bank	10/25/12	38,560,172	(2,134,322)
42,646,157	EUR for USD	Deutsche Bank	10/25/12	54,814,771	(3,063,873)
832,400	EUR for USD	UBS AG	10/25/12	1,069,916	(42,177)
44,614,105	GBP for USD	HSBC Holdings plc	10/25/12	72,037,861	(2,878,637)
46,800	GBP for USD	UBS AG	10/25/12	75,567	(2,075)
334,800	GBP for USD	UBS AG	10/25/12	540,598	(8,690)
2,844,410,726	JPY for USD	UBS AG	10/25/12	36,454,992	(142,748)
1,923,700	SGD for USD	HSBC Holdings plc	10/25/12	1,567,505	1,774
30,846,300	TWD for USD	HSBC Holdings plc	10/25/12	1,051,718	(1,810)
				263,678,274	(9,699,588)
(Value on Settlement Date $253,978,686)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
109	U.S. Treasury 10-Year Notes	December 2012	14,549,797	96,101

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	33,275,000	U.S. CPI Urban Consumers NSA Index	Receive	3.07	7/24/13	(2,788,273)
Bank of America N.A.	14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	97,226

Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(97,442)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(187,485)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(51,220)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(1,158,897)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(101,638)
Barclays Bank plc	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.63	12/8/13	27,020
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77	6/28/14	(1,237,082)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(25,452)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,246,335)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	51,320
Barclays Bank plc	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77	4/25/18	(3,097,495)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(2,437,951)
						(12,253,704)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG

MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,717,909.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,148,227, which represented 0.7% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	747,791,546	—
Sovereign Governments and Agencies	—	223,509,123	—
Corporate Bonds	—	156,942,583	—
U.S. Government Agency Mortgage-Backed Securities	—	150,346,701	—
U.S. Government Agency Securities	—	52,354,040	—
Commercial Mortgage-Backed Securities	—	36,632,827	—
Collateralized Mortgage Obligations	—	20,588,323	—
Municipal Securities	—	899,849	—
Temporary Cash Investments	22,824	15,999,800	—
Total Value of Investment Securities	22,824	1,405,064,792	—

Other Financial Instruments
Futures Contracts	96,101	—	—
Forward Foreign Currency Exchange Contracts	—	(9,199,684)	—
Swap Agreements	—	(12,253,704)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	96,101	(21,453,388)	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,227,009,859
Gross tax appreciation of investments	$178,426,791
Gross tax depreciation of investments	(349,034)
Net tax appreciation (depreciation) of investments	$178,077,757

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2012